UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2018 to December 31, 2018
Date of Report (Date of earliest event reported) January 9, 2019
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001669658
Jason Muncy (469) 609-8528
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [___]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [___]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_X_]
    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor/sponsor:

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): _____________________________________
Central Index Key Number of underwriter (if applicable): _____________________________________

_________________________________________________________ Name and telephone number, including area code, of the person to contact in connection with this filing.
SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I — REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii) (17 CFR 240.15Ga-1) there is no repurchase activity to report for the reporting period.  Stonebriar Commercial Finance LLC, as securitizer, is filing this Form ABS-15G in respect of the asset-backed securities sponsored by it and outstanding during the reporting period that were privately issued by the following affiliated entities: SCF Equipment Trust 2016-1 LLC, SCF Equipment Leasing 2017-1 LLC, SCF Equipment Leasing 2017-2 LLC, and SCF Equipment Leasing 2018-1 LLC.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Stonebriar Commercial Finance LLC (Securitizer)
/s/ Dave Fate Name: Dave Fate Title: President & CEO Date: January 9, 2019

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